Note 21 - Share-based Compensation Plans - Performance Bonus Grants Available for Grant (Details) - Performance bonus grants [member]	12 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2020	Mar. 31, 2019 shares	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of year	2,182,302	2,182,302	2,270,480
Less: Granted		(1,097,300)		(331,196)
Add: Cancelled/forfeited		394,697		243,018
Balance, end of year	1,479,699	1,479,699	2,182,302	2,182,302